REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERS
Amer Sports operates primarily in one industry - the design, manufacturing, distribution, selling and marketing of sporting goods, apparel and footwear. The Company is managed through its global brands supported by regional sales organizations and group wide platforms such as global operations and sourcing, IT and finance.
Geographic revenues are presented according to customers’ location.
GEOGRAPHIC BREAKDOWN OF REVENUES

	For the three months ended June 30,		For the six months ended June 30,
In millions	2026	2025	2026	2025
Greater China (1)	$556.0	$410.2	$1,200.5	$856.2
Americas (2)	496.7	395.4	1,045.5	860.1
EMEA (3)	332.3	276.2	845.1	681.1
Asia Pacific (4)	247.6	154.5	487.0	311.4
Total	$1,632.6	$1,236.3	$3,578.1	$2,708.8
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(1)Consists of Mainland China, Hong Kong, Taiwan and Macau. Revenue generated in Mainland China comprised 32.4% and 31.7% of the total Company revenue for the three months ended June 30, 2026, and 2025, respectively and 31.9% and 30.1% of the total Company revenue for the six months ended June 30, 2026, and 2025, respectively. No other country in the region generated more than 10% of total Company revenue in any of the periods presented.
(2)Consists of the United States, Canada and other countries in Latin America. Revenue generated in the United States comprised 21.5% and 22.7% of the total Company revenue for the three months ended June 30, 2026, and 2025, respectively and 20.4% and 22.5% of the total Company revenue for the six months ended June 30, 2026, and 2025, respectively. No other country in the region generated more than 10% of total Company revenue in any of the periods presented.
(3)Consists of Europe, the Middle East and Africa. The revenue generated in this region primarily consists of sales in Germany, France, Austria, the UK, Italy, Sweden, Switzerland, and Spain. No country in the region generated more than 10% of total Company revenue in any of the periods presented.
(4)Excludes Greater China. The revenue generated in this region primarily consists of sales in Japan, South Korea, Australia and Malaysia in the region. No country in the region generated more than 10% of total Company revenue in any of the periods presented.
BREAKDOWN OF REVENUES BY CHANNEL

	For the three months ended June 30,		For the six months ended June 30,
In millions	2026	2025	2026	2025
DTC
Technical Apparel	$519.2	$387.3	$1,167.7	$847.8
Outdoor Performance	292.4	192.3	578.1	374.4
Ball & Racquet Sports	85.2	61.3	152.5	111.3
	896.8	640.9	1,898.3	1,333.5
Wholesale
Technical Apparel	$155.0	$121.6	$391.5	$324.9
Outdoor Performance	276.1	221.4	704.0	541.7
Ball & Racquet Sports	304.7	252.4	584.3	508.7
	735.8	595.4	1,679.8	1,375.3

Total	$1,632.6	$1,236.3	$3,578.1	$2,708.8
The Company did not recognize 10% or more of total revenue with any single customer in any of the periods presented.
CONTRACT BALANCES
Contract liabilities were $80.1 million and $99.3 million as of June 30, 2026 and December 31, 2025, respectively, and primarily relate to advance payments received. The balance of contract liabilities as of each period end are generally recognized as revenue within one year.